Asset management income (Tables)	12 Months Ended
Dec. 31, 2022
Asset management income.
Schedule of asset management income

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
Management fee income	7,321	8,667	8,706	15,160
Performance fee income	1,795	5,729	6,400	-
Total asset management income	9,116	14,396	15,106	15,160